Fair Value Measurement - Assets and Liabilities Measured or Disclosed At Fair Value on Recurring Basis In Periods Subsequent to Their Initial Recognition (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Assets:
Short-term investments	$ 31,589	¥ 212,000	¥ 130,000
Available-for-sale investments		72,459	50,636	¥ 10,935
Fair Value, Measurements, Recurring
Assets:
Short-term investments		212,000	130,000
Available-for-sale investments		72,459	50,636
Total assets		284,459	180,636
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Short-term investments		212,000	130,000
Total assets		212,000	130,000
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale investments		72,459	50,636
Total assets		¥ 72,459	¥ 50,636